Contingent and Deferred Consideration Payable	3 Months Ended
Mar. 31, 2025
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

9. Contingent consideration payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2024	$8,395
Payments made during the period	(6,476)
Additions in the period	—
Fair value loss and other	(38)
Balance as of March 31, 2025	$1,881
Current	$1,856
Non-current	$25

During the three months ended March 31, 2025, the Company paid $6,476 of the contingent consideration payable related to a prior period acquisition. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.